FINANCIAL DEBT WITH THIRD PARTIES - BANK BORROWING AND CVI NARRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Other gains related to principle amount	$ 35	$ 99	$ 10,477
Foreign exchange gain (loss)	$ 17,669	$ (27,818)	$ (9,080)
Banco ABC Brasil [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing ineterest rate spread	DI+2,7%